Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
HUTCHMED Share Option Scheme
Share-based Compensation
Schedule of share option activity and related information

		Weighted	Weighted average	Aggregate
		average exercise	remaining	intrinsic
	Number of	price in US$ per	contractual life	value
	share options	share	(years)	(in US$’000)
Outstanding at January 1, 2024	29,536,655	4.57	6.67	9,924
Granted (note (a))	2,965,328	3.69
Exercised	(344,825)	2.29
Cancelled	(892,600)	4.38
Expired	(1,624,285)	5.23
Outstanding at December 31, 2024	29,640,273	4.47	5.99	3,804
Granted (note (b))	1,493,435	3.27
Exercised	(726,525)	2.17
Cancelled	(1,423,610)	2.33
Expired	(3,309,340)	4.46
Outstanding at December 31, 2025	25,674,233	4.59	5.12	1,424
Vested and exercisable at December 31, 2024	21,186,120	4.92	5.13	1,387
Vested and exercisable at December 31, 2025	20,020,945	4.94	4.23	953

Notes:

(a)	Includes aggregate 2,765,328 share options granted to an executive director. 1,359,561 share options were granted in March 2024 and 1,405,767 share options were granted in August 2024 where the number of share options exercisable is subject to certain performance targets based on a market condition covering the 3-year periods from 2023 to 2025 and from 2024 to 2026 respectively which has been reflected in estimating the grant date fair value using the Monte Carlo simulation model. The grant date fair value of such awards are US$1.29 and US$1.24 per share respectively. Vesting of such awards will occur in around March 2026 and March 2027 respectively if the performance targets are met.
(b)	This was granted to an executive director in June 2025 where the number of share options exercisable is subject to certain performance targets based on a market condition covering the 3-year period from 2025 to 2027 which has been reflected in estimating the grant date fair value using the Monte Carlo simulation model. The grant date fair value of such award is US$1.17 per share. Vesting of such award will occur around March 2028 if the performance targets are met.

Schedule of assumptions used in estimating the fair value of share options granted

	Year Ended December 31,
	2025	2024
Weighted average grant date fair value of share options (in US$ per share)	1.17	1.29
Significant inputs into the valuation model (weighted average):
Exercise price (in US$ per share)	3.27	3.69
Share price at effective date of grant (in US$ per share)	3.27	3.69
Expected volatility (note (a))	56.62%	54.69%
Risk-free interest rate (note (b))	4.52%	3.86%
Contractual life of share options (in years)	10	10
Expected dividend yield (note (c))	0%	0%

Notes:

(a)	The Company calculated its expected volatility with reference to the historical volatility prior to the issuances of share options.
(b)	The risk-free interest rates reference the US Treasury yield curves.
(c)	The Company has not declared or paid any dividends and does not currently expect to do so prior to the exercise of the granted share options, and therefore uses an expected dividend yield of zero in the valuation models.

Schedule of share option exercises

	Year Ended December 31,
	2025	2024	2023

	(in US$’000)
Cash received from share option exercises	1,578	790	5,094
Total intrinsic value of share option exercises	663	476	4,626

Schedule of share-based compensation expenses

	Year Ended December 31,
	2025	2024	2023

	(in US$’000)
Research and development expenses	1,982	1,970	3,250
Selling and administrative expenses	441	1,042	2,843
Cost of revenue	90	57	91
	2,513	3,069	6,184

LTIP
Share-based Compensation
Schedule of granted awards

	Maximum cash amount	Covered	Performance target
Grant date	(in US$ millions)	financial years	determination date
March 13, 2024	0.7	note (a)	note (a)
August 5, 2024	19.3	2024-2026	note (b)
August 5, 2024	0.3	note (c)	note (c)
June 9, 2025	20.0	2025-2027	note (d)

Notes:

(a)	This award does not stipulate performance targets and is subject to a vesting schedule of 25% on each of the first, second, third and fourth anniversaries of the date of grant.
(b)	The annual performance target determination dates are the dates of the announcements of the Group’s annual results for the financial years ending December 31, 2024, 2025 and 2026. Vesting occurs in 2027, three weeks after the date of completion of the share purchase for the awards for the financial year ending December 31, 2026.
(c)	This award does not stipulate performance targets and is subject to a vesting schedule of 50% on the first and second anniversaries of the date of grant.
(d)	The annual performance targets determination dates are the dates of the announcements of the Group’s annual results for the financial years ending December 31, 2025, 2026 and 2027. Vesting occurs in 2028, three weeks after the date of completion of the share purchase for the awards for the financial year ending December 31, 2027.

Schedule of treasury shares (in ordinary share equivalent) held by the Trustee

	Number of	Cost
	treasury shares	(in US$’000)
As at January 1, 2024	17,612,685	66,987
Purchased	10,259,133	36,064
Vested	(11,154,360)	(42,127)
As at December 31, 2024	16,717,458	60,924
Vested	(4,134,157)	(15,442)
As at December 31, 2025	12,583,301	45,482

Schedule of share-based compensation expenses

	Year Ended December 31,
	2025	2024	2023

	(in US$’000)
Research and development expenses	8,201	12,098	18,224
Selling and administrative expenses	3,972	6,028	11,690
Cost of revenue	606	414	502
	12,779	18,540	30,416
Recorded with a corresponding credit to:
Liability	1,770	3,710	11,364
Additional paid-in capital	11,009	14,830	19,052
	12,779	18,540	30,416